Annual Operating Expenses - FidelityLargeCapValueIndexFund-PRO - FidelityLargeCapValueIndexFund-PRO - Fidelity Large Cap Value Index Fund - Fidelity Large Cap Value Index Fund	Jun. 29, 2024
Operating Expenses:
Management fee	0.035%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.035%